NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide WCM Focused Small Cap Fund
Supplement dated December 11, 2025
to the Prospectus dated February 28, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Nationwide Bailard Cognitive Value Fund and Nationwide Bailard Technology & Science Fund

1.	Effective January 1, 2026, the Prospectus is amended as follows:

a.	The table under the heading “Fees and Expenses” on page 2 of the Prospectus is hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.43%	0.18%	0.18%	0.43%
Total Annual Fund Operating Expenses	1.28%	0.78%	0.78%	1.03%
Fee Waiver/Expense Reimbursement(2)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.23%	0.73%	0.73%	0.98%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2026.
(2)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.73% until at least February 28, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

b.	The table under the heading “Example” on page 2 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$693	$953	$1,232	$2,027
Class M Shares	75	244	428	961
Class R6 Shares	75	244	428	961
Institutional Service Class Shares	100	323	564	1,255

c.	The table under the heading “Fees and Expenses” on page 6 of the Prospectus is hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class M Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.20%	0.13%	0.13%	0.26%
Total Annual Fund Operating Expenses	1.05%	0.73%	0.73%	0.86%
Fee Waiver/Expense Reimbursement(2)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%	0.68%	0.68%	0.81%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 1, 2026.
(2)
Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.68% until at least February 28, 2027. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

d.	The table under the heading “Example” on page 6 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$885	$1,116	$1,780
Class M Shares	69	228	401	902
Class R6 Shares	69	228	401	902
Institutional Service Class Shares	83	269	472	1,056

e.	The following information supplements the “Management Fees” section beginning on page 74 of the Prospectus:
Beginning January 1, 2026, the Nationwide Bailard Cognitive Value Fund and the Nationwide Bailard Technology & Science Fund will each pay NFA an annual management fee based on the rates in the table below, which are expressed as a percentage of each such Fund’s average daily net assets, without taking into account any applicable fee waivers or reimbursements.

Fund	Assets	Management Fee
Nationwide Bailard Cognitive Value Fund	Up to $500 million	0.60%
	$500 million and more	0.55%
Nationwide Bailard Technology & Science Fund	Up to $500 million	0.60%
	$500 million and more but less than $1 billion	0.55%
	$1 billion and more	0.50%

2.	Effective February 28, 2026, the Prospectus is amended as follows:

a.	The Nationwide Bailard Cognitive Value Fund is renamed the “Nationwide Bailard Small Cap Value Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

b.	The Nationwide Bailard Technology & Science Fund is renamed the “Nationwide Bailard Technology Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.

c.	The information in the first paragraph under the heading “Principal Investment Strategies” on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests its assets primarily in common stocks of small-cap companies, using a value style of investing. It is expected that under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-capitalization companies. For these purposes, small-capitalization companies are those with market capitalizations that are no higher than the largest company (by market capitalization) included in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell

2000® Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.

d.	“Environmental, Social and Governance investing risk” under the heading “Principal Risks” beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
ESG integration risk-– the Fund’s subadviser may employ an investment process that may integrate ESG factors with traditional financial factors. The relevance and weightings of specific ESG factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data.

e.	The information in the first paragraph under the heading “Principal Investment Strategies” on page 7 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in companies in the technology sectors, including in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, medical technology, healthcare, financial technology, and interactive media sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging markets.

f.	“Environmental, Social and Governance investing risk” under the heading “Principal Risks” beginning on page 7 of the Prospectus is deleted in its entirety and replaced with the following:
ESG integration risk– — the Fund’s subadviser may employ an investment process that may integrate ESG factors with traditional financial factors. The relevance and weightings of specific ESG factors to or within the investment process varies across asset classes, sectors and strategies and no one factor or consideration is determinative. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data.

g.
The information in the first paragraph under the heading “How the Funds Invest – Principal Investment Strategies” on page 50 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests its assets primarily in common stocks of small-capitalization companies, using a value style of investing. It is expected that under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-capitalization companies. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell 2000® Value Index. The subadviser uses both quantitative and qualitative analysis to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.

h.	The information under the heading “How the Funds Invest – Key Terms” on page 50 of the Prospectus is modified as follows:

i.	“Market capitalization” and “Small-cap value companies” are each deleted in their entirety.

ii.	The following key term is hereby added:
Small-capitalization companies – companies whose capitalizations are no higher than the largest company (by market capitalization) included in the Russell 2000® Value Index. As of December 31, 2024, the market capitalization of the largest company included in the Russell 2000® Value Index was $7.49 billion.

i.	The information under the heading “How the Funds Invest – Principal Risks” on page 50 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to BEHAVIORAL FINANCE TECHNIQUES RISK, EQUITY SECURITIES RISK, ESG INTEGRATION RISK, FOREIGN SECURITIES RISK, MARKET RISK, MICRO-CAP RISK, PORTFOLIO TURNOVER RISK, SECTOR RISK, SELECTION RISK, SMALLER COMPANY RISK and VALUE STYLE RISK each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

j.
The information in the first paragraph under the heading “How the Funds Invest – Principal Investment Strategies” on page 51 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in companies in the technology sectors, including in the semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, medical technology, healthcare, financial technology, and interactive media sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging market countries.

k.	The information under the heading “How the Funds Invest – Principal Risks” on page 50 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EMERGING MARKETS RISK, EQUITY SECURITIES RISK, ESG INTEGRATION RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, INITIAL PUBLIC OFFERING RISK, MARKET RISK, NEW PUBLIC COMPANY RISK, SECTOR RISK and SELECTION RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.

The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

l.	The information under the heading “Risks of Investing in the Funds” beginning on page 64 of the Prospectus is modified as follows:

i.	“Environmental, Social and Governance investing risk” is deleted in its entirety.

ii.	“ESG integration risk” is deleted in its entirety and replaced with the following:
ESG integration risk – a Fund’s environmental, social and corporate governance (“ESG”) investing strategy, which may select or exclude securities of certain issuers for reasons other than investment performance, carries the risk that the Fund’s performance will differ from or underperform compared to funds that do not utilize an ESG integration strategy. For example, the application of this strategy could affect the Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Fund’s subadviser or any judgment exercised by the subadviser will reflect the opinions of any particular investor, and the factors utilized by the subadviser may differ from the factors that any particular investor considers relevant in evaluating an issuer’s ESG practices. ESG factors may not be considered for each and every investment decision, and there is no guarantee that the integration of ESG factors will result in better performance.
In evaluating an issuer, the subadviser is dependent upon information and data obtained through voluntary or third-party reporting that may be limited, incomplete, inaccurate or unavailable, or present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices with respect to its ESG practices. Further, different methodologies are used by the various data sources that provide ESG data. Socially responsible norms differ by region, and an issuer’s ESG practices or the subadviser’s assessment of an issuer’s ESG practices may change over time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE